Note 35 - Derivatives - Profile of NIH hedging instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Within 1 year [Member]
As of
Nominal amount Foreign exchange forwards	€ 33,347	€ 34,664
Nominal amount Foreign exchange swaps	8,683	10,776
Total	42,030	45,440
1-3 years
As of
Nominal amount Foreign exchange forwards	85	229
Nominal amount Foreign exchange swaps	579	59
Total	664	288
3-5 years
As of
Nominal amount Foreign exchange forwards	18	21
Nominal amount Foreign exchange swaps	39	0
Total	57	21
Over 5 years
As of
Nominal amount Foreign exchange forwards	0	0
Nominal amount Foreign exchange swaps	0	0
Total	€ 0	€ 0